Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	TELESAT CORPORATION
Entity Central Index Key	0001845840
Entity File Number	001-41083
Entity Incorporation, State or Country Code	A1
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	160 Elgin Street
Entity Address, Address Line Two	Suite 2100
Entity Address, Address Line Three	Ottawa
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	K2P 2P7
Telesat Corporation Class A Common Shares
Entity Listings [Line Items]
Title of 12(b) Security	Telesat Corporation Class A Common Shares
Trading Symbol	TSAT
Security Exchange Name	NASDAQ
Telesat Corporation Class B Variable Voting Shares
Entity Listings [Line Items]
Title of 12(b) Security	Telesat Corporation Class B Variable Voting Shares
Trading Symbol	TSAT
Security Exchange Name	NASDAQ
Class A Common Shares and Class B Variable Voting Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	14,730,782
Class C Common Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	112,841
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Christopher S. DiFrancesco
Contact Personnel Email Address	cdifrancesco@telesat.com
Entity Address, Address Line One	160 Elgin Street
Entity Address, Address Line Two	Suite 2100
Entity Address, Address Line Three	Ottawa
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	K2P 2P7
Entity Phone Fax Numbers [Line Items]
City Area Code	(613)
Local Phone Number	748-8700